Capital adequacy - Leverage ratio (Details) - Parent Company - SEK (kr) kr in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of credit risk exposure
On-balance sheet exposures	kr 283,087	kr 281,529
Off-balance sheet exposures	37,239	33,159
Total exposure measure	kr 320,326	kr 314,688
Leverage ratio	5.60%	5.60%